CONVERTIBLE PREFERRED STOCK - SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR FAIR VALUES OF STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Annualized volatility, low	275.00%	62.70%
Annualized volatility, high	624.00%	86.30%
Contractual life (years)	6 months	1 year
Expected dividends	0.00%	0.00%
Risk-free investment rate, low	0.12%	0.10%
Risk-free investment rate, high	0.014%	1.50%